INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 9:          INCOME TAXES

CyberArk Software Ltd. subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.          Corporate tax in Israel:

In July 2009, the Israeli Parliament, known as the Knesset, passed the Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2009 and 2010), 2009, which prescribed, among others, a gradual reduction in the rates of the Israeli corporate tax and real capital gains tax starting 2011. The tax rate in effect for 2011 was 24%.

The Law for Change in the Tax Burden (Legislative Amendments) (Taxes), 5772-2011, (the "Tax Burden Law 2011"), was published by the Government of Israel. The Tax Burden Law 2011 cancelled the scheduled progressive reduction of the corporate tax rate that was approved in 2009 and instead set the corporate tax rate at 25% from 2012 and thereafter.

On July 30, 2013, the Knesset approved the second and third readings of the Economic Plan for 2013-2014 ("Amended Budget Law") which consists, among others, of fiscal changes whose main aim is to enhance long-term collection of taxes.

These changes include, among others, raising the Israeli corporate tax rate from 25% to 26.5%, cancelling the lowering of the tax rates applicable to preferred enterprises (9% in development area A and 16% in other areas), taxing revaluation gains and increasing the tax rates on dividends within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014.

Commencing January 1, 2016, the Israeli regular tax rate was reduced from 26.5% to 25%.

b.          Income before taxes on income is comprised as follows:

	Year ended December 31,
	2013	2014	2015

Domestic	$6,304	$13,194	$28,285
Foreign	1,651	1,272	3,458

	$7,955	$14,466	$31,743

c.          Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2014	2015
Deferred tax assets:

Net operating loss carry-forwards	$50	$5,584
Capital losses carry-forwards	52	52
Research and development expenses	2,116	2,945
Deferred revenues	1,824	3,760
Issuance expenses	1,083	790
Share-based compensation	97	549
Other	807	1,590

Deferred tax assets before valuation allowance	6,029	15,270

Valuation allowance	52	52

Deferred tax asset	$5,977	$15,218

Deferred tax liabilities:

Intangible assets	$-	$5,761
Property and equipment depreciation and other	176	213

Deferred tax liabilities	$176	$5,974

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from capital loss carry-forwards due to uncertainty concerning realization of these deferred tax assets.

d.           Income taxes are comprised as follows:

	Year ended December 31,
	2013	2014	2015

Current	$2,089	$4,467	$10,042
Deferred	(769)	45	(4,093)

	$1,320	$4,512	$5,949

	Year ended December 31,
	2013	2014	2015

Domestic	$1,096	$2,485	$5,208
Foreign	224	2,027	741

	$1,320	$4,512	$5,949

e.            A reconciliation of the Company's theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2013	2014	2015

Income before income taxes	$7,955	$14,466	$31,743

Statutory tax rate	25%	26.5%	26.5%

Theoretical income tax expense	1,989	3,833	8,412

Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	4	(143)	(771)
Deferred taxes on losses for which valuation allowance was provided, net	(91)	834	(1,713)
Non-deductible expenses	251	1,165	2,295
Increase in other uncertain tax positions—net	175	19	8
Tax adjustment in respect of different tax rate	(979)	(838)	(2,303)
Other	(29)	(358)	21

Income tax expense	$1,320	$4,512	$5,949

f.           Net operating loss carry-forwards

As of December 31, 2015, the Company had net operating and capital tax losses totaling approximately $15,250 and $197, respectively, out of which approximately $3,142 and $197 of losses, respectively, were attributed to Israel and can be carried forward indefinitely and $12,108 were attributed to the U.S. subsidiary and can be carried forward for up to 20 years. Utilization of some of U.S. net operating losses are subject to annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. In addition the U.S. subsidiary had tax benefit related to share-based compensation in the amount of $15,814 that can be carried forward and offset against taxable income. Excess tax benefit will be credited to additional paid-in capital when realized.

g.         Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

The Company has been granted "Approved Enterprise" Status, under the above Law. The Company has elected the alternative benefits program, waiver of grants in return for tax exemptions. Pursuant thereto, the income of the Company derived from the "Approved Enterprise" program is tax-exempt for two years and will enjoy a reduced tax rate of 10%-25% for up to a total of eight years (subject to an adjustment based upon the foreign investors' ownership of the Company).

The period of tax benefits detailed above is subject to limits of 12 years from the year of commencement of production, or 14 years from granting of approval, whichever is earlier.

The tax-exempt income attributable to the "Approved Enterprise" can be distributed to shareholders, without subjecting the Company to taxes, only upon the complete liquidation of the Company. If these retained tax-exempt profits are distributed, they would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits program (currently between 10% to 25% for an "Approved Enterprise").

Entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above law, regulations published thereunder and the letters of approval for the specific investments in "approved enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and CPI linkage.

Income not eligible for "approved enterprise" benefits mentioned above is taxed at the regular rate.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as an Approved Enterprise, such as provisions generally requiring that at least 25% of the Approved Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

However, the Investment Law provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Company's existing Approved Enterprise will generally not be subject to the provisions of the Amendment.

Such an enterprise is a "Beneficiary Enterprise", rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Beneficiary Enterprise commences in the "Year of Commencement". This year is the later of: (1) the year in which taxable income is first generated by the company, or (2) the Year of Election.

The Company has elected the status of a Beneficiary Enterprise for the year ended in 2006 and 2008.

As of December 31, 2015, approximately $13,034 was derived from tax exempt profits earned by the Company's "Approved Enterprises" and "Beneficiary Enterprise". The Company and its Board of Directors have determined that such tax-exempt income will not be distributed as dividends and intends to reinvest the amount of its tax exempt income earned by the Company. Accordingly, no provision for deferred income taxes has been provided on income attributable to the Company's "Approved Enterprises" and "Beneficiary Enterprise" as such income is essentially permanently reinvested.

If the Company's retained tax-exempt income is distributed, the income would be taxed at the applicable corporate tax rate as if it had not elected the alternative tax benefits under the Investment Law and an income tax liability of up to $3,200 would have been incurred as of December 31, 2015.

On December 29, 2010, the Knesset approved an additional amendment to the Law for the Encouragement of Capital Investments, 1959. According to the amendment, a reduced uniform corporate tax rate for exporting industrial enterprises (over 25%) was established. The reduced tax rate will not be program dependent and will apply to the industrial enterprise's entire income. The tax rates for industrial enterprises have been reduced gradually over a period of five years as follows: - In 2011-2012, the reduced tax rate for development area A will be 10% and for the rest of the country - 15%. In 2013 - 2014, the reduced tax rate for development area A will be 7% and for the rest of the country - 12.5%. Starting 2015 and thereafter, the reduced tax rate for development area A will be 6% and for the rest of the country - 12%. See also note 9.a to additional amendment to the Law related to tax rate.

On March 2013, the Company notified the Israeli Tax Authorities that it had transferred from Beneficiary Enterprise status to Preferred Enterprise status.

h.         Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

i.          Tax assessments:

CyberArk Software Ltd. tax years until December 31, 2011 are subject to statutes of limitation as of December 31, 2015 (The tax year ended in December 31, 2011 is subject to the Tax Authorities to extend for another year). In addition, the Company is currently under examination by the Israeli Tax Authorities for up to and including the 2014 tax year. The U.K. subsidiary's tax years until December 31, 2011 are subject to statutes of limitation as of December 31, 2015. The U.S. subsidiary's tax years ended December 31, 2002, 2004, 2005, 2006, 2008, 2009 and 2011 through 2015 are still open, as the statutes of limitation have not yet expired. Viewfinity's tax years since inception are still open, as the statutes of limitation have not yet expired.

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j.          Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2014	2015

Opening balance	$272	$322
Increase (decrease) related to prior year tax positions	(5)	4
Increase related to current year tax positions	55	36

Closing balance	$322	$362

As of December 31, 2015, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and tax expenses.